Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB
Accounts receivable	212,137	202,737
Allowance for doubtful accounts	(12,655)	(16,587)
Accounts receivable, net	199,482	186,150

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	2012	2013	2014
	RMB	RMB	RMB
Balance at the beginning of the year	9,348	9,903	12,655
Provision for doubtful accounts	4,523	5,303	3,932
Write-offs	(3,968)	(2,551)	—
Balance at the ending of the year	9,903	12,655	16,587

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
	Estimated useful life (Years)			Estimated residual value
Building	20	-	36		0%
Office equipment, furniture and fixtures	3	-	5	0%	-	3%
Motor vehicles	5	-	10	0%	-	3%
Leasehold improvements		5			0%

Schedule of Depreciation [Table Text Block]
	2012	2013	2014
	RMB	RMB	RMB
Commission and fees under operating costs	3,585	4,988	5,508
Selling expenses	1,880	1,636	1,282
General and administrative expenses	20,884	24,629	21,445
Depreciation for the year	26,349	31,253	28,235

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Table Text Block]
				As of December 31, 2013
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name	Indefinite			24,091	—	(20,384)	3,707
Trade name	9.4	to	10	8,898	(2,925)	—	5,973
Customer relationship	4.6	to	9.8	54,706	(39,738)	(5,760)	9,208
Non-compete agreement	3	to	6.25	68,215	(29,835)	(34,692)	3,688
Agency agreement and license	4.6	to	9.8	16,004	(10,989)	(581)	4,434
Software and system	5	to	10	5,740	(3,635)	—	2,105
				177,654	(87,122)	(61,417)	29,115
				As of December 31, 2014
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name	Indefinite			24,091	—	(20,384)	3,707
Trade name	9.4	to	10	8,898	(3,867)	—	5,031
Customer relationship	4.6	to	9.8	67,096	(48,012)	(5,760)	13,324
Non-compete agreement	3	to	6.25	69,485	(32,557)	(34,692)	2,236
Agency agreement and license	4.6	to	9.8	21,394	(14,789)	(581)	6,024
Software and system	5	to	10	5,999	(4,723)	—	1,276
				196,963	(103,948)	(61,417)	31,598